REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE
Schedule of analysis of revenue

The analysis of revenue for the years ended 31 December 2021, 2020 and 2019 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2021	2020	2019

Sales of goods	6,134,367	5,301,943	2,048,020
Marketplace revenues(*)	601,322	603,249	350,030
Delivery service revenues	740,179	445,891	176,293
Other (**)	82,153	24,644	29,392

Revenues	7,558,021	6,375,727	2,603,735
(*)	Marketplace revenues mainly consists of marketplace commission, transaction fees and other contractual charges to the merchants.